EQUITY (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Number of warrants	23,440,456	20,016,367
Weighted average remaining life (years)	2 years 11 months 12 days	3 years 14 days
Weighted average exercise price, outstanding	$ 0.974	$ 0.556
Shares exercisable	23,440,456	20,016,367
Weighted average exercise price, exercisable	$ 0.974	$ 0.556
Warrant 1
Number of warrants	11,029,381	13,133,286
Weighted average remaining life (years)	1 year 9 months	1 year 9 months 4 days
Weighted average exercise price, outstanding	$ 0.250	$ 0.25
Shares exercisable	11,029,381	13,133,286
Weighted average exercise price, exercisable	$ 0.250	$ 0.25
Warrant 2
Number of warrants	714,286	714,286
Weighted average remaining life (years)	3 months 29 days	9 months 29 days
Weighted average exercise price, outstanding	$ 0.700	$ 0.70
Shares exercisable	714,286	714,286
Weighted average exercise price, exercisable	$ 0.700	$ 0.70
Warrant 3
Number of warrants	847,742	882,159
Weighted average remaining life (years)	7 months 13 days	1 year 1 month 13 days
Weighted average exercise price, outstanding	$ 1.000	$ 1.00
Shares exercisable	847,742	882,159
Weighted average exercise price, exercisable	$ 1.000	$ 1.00
Warrant 4
Number of warrants	6,624,707	5,191,636
Weighted average remaining life (years)	3 years 10 months 17 days	4 years 1 month 13 days
Shares exercisable	6,624,707	5,191,636
Warrant 4 | Minimum
Weighted average exercise price, outstanding	$ 1.20	$ 1.20
Weighted average exercise price, exercisable	1.20	1.20
Warrant 4 | Maximum
Weighted average exercise price, outstanding	1.85	1.50
Weighted average exercise price, exercisable	$ 1.85	$ 1.50
Warrant 5
Number of warrants	4,214,340	95,000
Weighted average remaining life (years)	2 years 10 months 10 days	4 years 2 months 8 days
Shares exercisable	4,214,340	95,000
Warrant 5 | Minimum
Weighted average exercise price, outstanding	$ 2.00	$ 2.00
Weighted average exercise price, exercisable	2.00	2.34
Warrant 5 | Maximum
Weighted average exercise price, outstanding	2.40	4.08
Weighted average exercise price, exercisable	$ 2.40	$ 4.08
Warrant 6
Number of warrants	10,000
Weighted average remaining life (years)	2 years 3 months
Weighted average exercise price, outstanding	$ 4.080
Shares exercisable	10,000
Weighted average exercise price, exercisable	$ 4.080